Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Quantitative Information About Leases For Lessee [Abstract]
Summary of Right-of-use Assets

a.Right-of-use Assets

December 31, 2019
NT$
(In Millions)
Land and buildings
Handsets base stations	$6,845
Others	1,916
Equipment	2,603
$11,364

Year Ended December 31, 2019
NT$
(In Millions)
Additions to right-of-use assets	$3,803
Depreciation charge for right-of-use assets
Land and buildings
Handsets base stations	$2,728
Others	821
Equipment	419
$3,968

Summary of Lease Liabilities	b.Lease liabilities
December 31, 2019
NT$
(In Millions)
Lease liabilities
Current	$3,291
Non-current	6,467
$9,758

Summary of Range of Discount Rate for Lease Liabilities	Range of discount rate for lease liabilities is as follows:
December 31, 2019
Land and buildings
Handsets base stations	0.58%-1.18%
Others	0.58%-9.00%
Equipment	0.58%-4.50%

Summary of Future Aggregate Lease Collection under Operating Lease for Freehold Plant, Property and Equipment

The future aggregate minimum lease payments under non-cancellable operating leases are as follows:

2018

December 31, 2018
NT$
(In Millions)
Within one year	$3,439
Longer than one year but within five years	6,375
Longer than five years	744
$10,558

The future aggregate minimum lease collection under non-cancellable operating leases is as follows:

December 31, 2018
NT$
(In Millions)
Within one year	$344
Longer than one year but within five years	580
Longer than five years	206
$1,130

2019

The future aggregate lease collection under operating lease for investment properties is as follows:

December 31, 2019
NT$
(In Millions)
Year 1	$113
Year 2	91
Year 3	71
Year 4	61
Year 5	39
Onwards	96
$471

Summary of Total Cash Outflow for Leases

2019

Year Ended December 31, 2019
NT$
(In Millions)
Expenses relating to low-value asset leases	$7
Expenses relating to variable lease payments not included in the measurement of lease liabilities	$6
Total cash outflow for leases	$3,826